Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2 – PROPERTY AND EQUIPMENT

At June 30, 2021 and December 31, 2020, property and equipment consisted of the following:

	Useful life	June 30, 2021	December 31, 2020

Office equipment	5 years	25,792	25,872
Motor vehicle	5 years	79,433	72,382
Yacht	5 years	589,577	591,404
		694,802	689,658
Less: accumulated depreciation		(268,822)	(202,322)

		$425,980	$487,336

Depreciation expense for the six months ended June 30, 2021 and 2020 amounted to $66,769 and $67,684.

Depreciation expense for the three months ended June 30, 2021 and 2020 amounted to $33,000 and $33,842.

NOTE 6 –  PROPERTY AND EQUIPMENT

At December 31, 2020 and 2019, property and equipment consisted of the following:

	Useful life	December 31, 2020	December 31, 2019

Office equipment	3 - 5 years	25,872	25,815
Motor vehicle	5 years	72,382	72,382
Yacht	infinite	591,404	588,592
		689,658	686,789
Less: accumulated depreciation		(202,322)	(66,714)

		$487,336	$620,075

Depreciation expense from continuing operations for the years ended December 31, 2020 and 2019 amounted to $134,691 and $28,980.